BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
BUSINESS ACQUISITIONS

NOTE 4 – BUSINESS ACQUISITIONS

Optilan India PVT, Ltd and Optilan Communication & Security Systems, Ltd.

On September 11, 2024, the Company closed a sale agreement with COLIN HARDMAN, CHRISTOPHER ALLEN AND GREGORY ANDREW PALFREY as Joint Liquidators, Optilan (UK) Limited incorporated and registered in England and Wales acting by the Joint Liquidators (Seller), purchasing the right, title and interest of shares in Optilan India, PVT located in Kilpauk, Chennai India and Optilan Communication & Security Systems, Ltd. located in Ankara, Turkey along with the applicable intellectual property rights including (1) the user interface for sensor systems, (2) The “Optilan.com” domain name and continued use of the “@optilan.com” email accounts. The Company agreed to pay $65,000 USD for both companies and the intellectual property rights.

The Company has accounted for the purchase using the acquisition method of accounting for business combinations under ASC 805. Accordingly, the purchase price has been allocated to the underlying assets and liabilities in proportion to their respective actual values as of the purchase date. The excess of the consideration transferred over the actual estimated fair values of the net assets acquired was recorded as goodwill. The following table summarizes the acquired assets and assumed liabilities for the actual value of the assets and liabilities recognized at the date of acquisition:

Consideration
Property, Plant & Equipment	$22,100
Shares	42,900
Purchase price	$65,000

The allocation of the total purchase price to the tangible and intangible assets acquired and liabilities assumed by DarkPulse based on actual values as of September 11, 2024, and measurement period adjustments resulting from the Optilan India fiscal audit period April 2023 – March 2024 which was completed in December 2024 are as follows:

(Amounts in US$’s)	Amounts Recognized as of Acquisition Date	Measurement Period Adjustments	Fair Value
Cash	$1,637	$199	$1,836
Accounts receivable	128,392	61,376	189,732
Other current assets	89,082	56,455	145,536
Property & equipment	35,595	(2,246)	33,349
Goodwill	181,478	(156,563)	24,770
Total assets	436,184	(40,779)	395,223
Assumed liabilities	371,184	56,755	314,247
Gain on acquisition	–	(15,976)	(15,976)
Total Consideration for 100% of equity interests	$65,000	$–	$65,000